Revenue - Summary of Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 18,182	$ 163,267	$ 203,607	$ 97,462
Saudi Arabia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,544	112,015	141,084	46,633
Singapore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,577	19,011	19,407	18,094
Malaysia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,402	11,102	15,265	12,976
Thailand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,367	7,603	11,399	8,861
Indonesia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,740	11,154	13,555	8,664
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	552	2,382	2,897	2,234
Products Transferred at a Point In Time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,131	120,281	151,766	52,421
Services Transferred at a Point In Time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,051	42,986	51,841	45,041
Sale of Oilfield Equipment Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,131	120,281	151,766	52,421
Sale of Oilfield Equipment Products | Specialty Connectors and Pipes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,114	113,531	143,091	48,581
Sale of Oilfield Equipment Products | Surface Wellhead and Christmas Tree
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,017	6,750	8,675	3,840
Rendering of Premium Threading and Other Ancillary Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,051	42,986	51,841	45,041
Rendering of Premium Threading and Other Ancillary Services | Premium Threading Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,625	31,088	36,832	33,549
Rendering of Premium Threading and Other Ancillary Services | Other Ancillary Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,426	$ 11,898	$ 15,009	$ 11,492